Other Gains / (Losses)-Net - Summary of Other Gains/(Losses) Net (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives	€ (14)	€ 15	€ (28)	€ 22
Unrealized (losses) / gains on derivatives at fair value through profit and loss - net	(14)	11	17	(43)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	(1)			1
Losses on disposal	(1)	(3)	(2)	(4)
Other		1	(1)	1
Total other gains / (losses) - net	€ (30)	€ 24	€ (14)	€ (23)